Interest Income and Expense	12 Months Ended
Oct. 31, 2018
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Interest Income and Expense
32	Interest Income and Expense

The following table presents details of interest income from financial assets.

For the year ended October 31 ($ millions)	2018
Loans at amortized cost(1)	$24,991
Securities
Amortized cost(1)	353
FVOCI(1)	1,205
Other	213
Securities purchased under resale agreements and securities borrowed not at FVTPL(1)	446
Deposit with financial institutions(1)	859
Interest income	$28,067

(1)	The interest income on the financial assets measured at amortized cost and FVOCI is calculated using the effective interest method.

The following table presents details of interest expense from financial liabilities.

For the year ended October 31 ($ millions)	2018
Deposits
Amortized cost(1)	$10,460
FVTPL	84
Subordinated debentures(1)	214
Other
Amortized cost(1)	1,084
FVTPL	34
Interest expense	$11,876

(1)	The interest expense on the financial liabilities measured at amortized cost is calculated using the effective interest method.